RETIREMENT BENEFITS - Assumptions Used (Details)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Plan Assumptions - At year end
Expected return on assets (as a percent)	6.80%				7.00%								6.80%	7.00%
Plan Assumptions - During the year
Expected return on assets (as a percent)													7.00%	7.00%	7.00%
U.S. Qualified Pension Plan
Plan Assumptions - At year end
Discount rate (as a percent)	4.10%				4.40%								4.10%	4.40%
Plan Assumptions - During the year
Discount rate (as a percent)	3.55%	3.65%	3.95%	4.40%	4.35%	4.45%	3.85%	4.00%	4.25%	4.25%	4.55%	4.75%
U.S. Nonqualified Pension Plan
Plan Assumptions - At year end
Discount rate (as a percent)	4.00%				4.35%								4.00%	4.35%
Plan Assumptions - During the year
Discount rate (as a percent)	3.45%	3.55%	3.90%	4.35%	4.25%	4.30%	3.70%	3.90%							4.75%
U.S. Postretirement Benefit Plans
Plan Assumptions - At year end
Discount rate (as a percent)	3.90%				4.20%								3.90%	4.20%
Plan Assumptions - During the year
Discount rate (as a percent)	3.30%	3.40%	3.75%	4.20%	4.10%	4.20%	3.65%	3.80%	4.00%	3.95%	4.15%	4.35%
Non-U.S. Pension Plans | Weighted Average
Plan Assumptions - At year end
Discount rate (as a percent)	4.40%				4.76%								4.40%	4.76%
Future compensation increase rate (as a percent)	3.21%				3.24%								3.21%	3.24%
Expected return on assets (as a percent)	4.55%				4.95%								4.55%	4.95%
Plan Assumptions - During the year
Discount rate (as a percent)													4.76%	4.74%	5.60%
Future compensation increase rate (as a percent)													3.24%	3.27%	3.40%
Expected return on assets (as a percent)													4.95%	5.08%	5.68%
Non-U.S. Pension Plans | Minimum
Plan Assumptions - At year end
Discount rate (as a percent)	0.25%				0.25%								0.25%	0.25%
Future compensation increase rate (as a percent)	1.25%				1.00%								1.25%	1.00%
Expected return on assets (as a percent)	1.00%				1.60%								1.00%	1.60%
Plan Assumptions - During the year
Discount rate (as a percent)													0.25%	1.00%	1.60%
Future compensation increase rate (as a percent)													1.00%	0.75%	1.00%
Expected return on assets (as a percent)													1.60%	1.30%	1.20%
Non-U.S. Pension Plans | Maximum
Plan Assumptions - At year end
Discount rate (as a percent)	72.50%				42.00%								72.50%	42.00%
Future compensation increase rate (as a percent)	70.00%				40.00%								70.00%	40.00%
Expected return on assets (as a percent)	11.50%				11.50%								11.50%	11.50%
Plan Assumptions - During the year
Discount rate (as a percent)													42.00%	32.50%	29.25%
Future compensation increase rate (as a percent)													40.00%	30.00%	26.00%
Expected return on assets (as a percent)													11.50%	11.50%	11.50%
Non-U.S. Postretirement Benefit Plans | Weighted Average
Plan Assumptions - At year end
Discount rate (as a percent)	8.27%				7.90%								8.27%	7.90%
Expected return on assets (as a percent)	8.02%				8.01%								8.02%	8.01%
Plan Assumptions - During the year
Discount rate (as a percent)													7.90%	7.50%	8.65%
Expected return on assets (as a percent)													8.01%	8.51%	8.50%
Non-U.S. Postretirement Benefit Plans | Minimum
Plan Assumptions - At year end
Discount rate (as a percent)	1.75%				2.00%								1.75%	2.00%
Expected return on assets (as a percent)	8.00%				8.00%								8.00%	8.00%
Plan Assumptions - During the year
Discount rate (as a percent)													2.00%	2.25%	3.50%
Expected return on assets (as a percent)													8.00%	8.50%	8.50%
Non-U.S. Postretirement Benefit Plans | Maximum
Plan Assumptions - At year end
Discount rate (as a percent)	11.05%				13.20%								11.05%	13.20%
Expected return on assets (as a percent)	10.30%				10.70%								10.30%	10.70%
Plan Assumptions - During the year
Discount rate (as a percent)													13.20%	12.00%	11.90%
Expected return on assets (as a percent)													10.70%	10.40%	8.90%